SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Accounts receivable write off	$ 591,000	$ 5,600,000	$ 952,000	$ 522,000
Tenant Reimbursements
Disaggregation of Revenue [Line Items]
Accounts receivable write off		1,000,000.0
Straight-Line Rent
Disaggregation of Revenue [Line Items]
Accounts receivable write off	$ 525,000	$ 206,000